Rainier Mid Cap Equity Fund
Rainier Mid Cap Equity Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Rainier Mid Cap Equity Fund (USD $)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Rainier Mid Cap Equity Fund		Institutional	Original
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.25%	0.24%
Total Annual Fund Operating Expenses		1.10%	1.34%
[1]	The expense information has been restated to reflect a change in the allocation of expenses effective January 1, 2013.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example Rainier Mid Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	112	350	606	1,340
Original	136	425	734	1,613

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 131.10% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Fund invests at least 80% of its assets in the common stock of mid-capitalization companies traded in the U.S. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 31, 2013, the market capitalization range of companies included in the Russell Midcap Index was $1.8 billion to $21.5 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 150 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and may invest in exchange-traded funds ("ETFs").

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price ("GARP"). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund's economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets could decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier's strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Mid-Cap Company Risk – Investments in securities of mid-cap companies typically involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies' stock tend to fluctuate in value more than larger capitalization stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) may involve additional risks, including political and economic instability, nationalization, expropriation or confiscatory taxation, differences in financial reporting standards, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they will not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER MID CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2013 for the Fund was 11.05%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2012
Average Annual Total Returns Rainier Mid Cap Equity Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Shares	14.06%	0.05%	6.28%	[1]	Dec. 27, 2005
Institutional Shares Return after taxes on distributions	14.06%	0.05%	6.13%	[1]
Institutional Shares Return after taxes on distributions and sale of fund shares	9.14%	0.04%	5.39%	[1]
Original Shares	13.78%	(0.20%)	6.01%	[1]	Dec. 27, 2005
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	5.40%	[1]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	5.36%	[1]
[1]	Institutional Shares and Original Shares commenced operations on December 27, 2005.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.